Litigation (Details Narrative) - USD ($)	Sep. 30, 2025	Dec. 31, 2024	Dec. 31, 2023	Mar. 31, 2023
Common stock shares issued	258,690,253	252,408,222	244,783,222
Philip Forman [Member]
Common stock shares issued				1,850,000
Common stock shares fair value				$ 462,500